Whitehorse Gold Corp. Spin-Out Transaction (Details)	Nov. 18, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)
Whitehorse Gold Corp. Spin-Out Transaction (Details) [Line Items]
Whitehorse Gold Corp Consideration	$ 2,201,350
Whitehorse Gold Corp Spin-out shares		20,000,000	20,000,000
Whitehorse Gold Corp Spin-out shares, value	$ 6,906,548
Tagish Lake Gold Project [Member]
Whitehorse Gold Corp. Spin-Out Transaction (Details) [Line Items]
Whitehorse Gold Corp Consideration		$ 2,201,350	$ 3,000,000